Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	€ 0	€ 0	€ 0
Other income	3,718	5,283	4,447
Operating income	3,718	5,283	4,447
Research and development	(57,580)	(52,193)	(33,468)
General and administrative	(14,970)	(17,164)	(14,600)
Operating expenses	(72,550)	(69,357)	(48,068)
Operating loss	(68,832)	(64,074)	(43,621)
Financial income	889	2,947	5,427
Financial expenses	(5,354)	(1,533)	(28)
Financial income (loss)	(4,465)	1,414	5,399
Income tax	(3)	1	(2)
Net loss	€ (73,300)	€ (62,659)	€ (38,224)
Basic / Diluted loss per share (€/share)	€ (3.99)	€ (3.49)	€ (2.13)